Hedge accounting (Detail 3) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	$ 90	$ 70
Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	0	0
Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	8	4
Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	10	9
Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	49	46
Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	22	12
Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	28	22
Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	1	0
Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	1	0
Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	6	4
Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	13	16
Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	6	2
UBS AG | Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	90	70
UBS AG | Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	0	0
UBS AG | Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	8	4
UBS AG | Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	10	9
UBS AG | Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	49	46
UBS AG | Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	22	12
UBS AG | Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	28	22
UBS AG | Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	1	0
UBS AG | Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	1	0
UBS AG | Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	6	4
UBS AG | Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	13	16
UBS AG | Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	$ 6	$ 2